Basis of presentation	12 Months Ended
Dec. 31, 2021
Disclosure of basis of presentation [Abstract]
Basis of presentation

2Basis of presentation

The Corporation prepares consolidated financial statements in accordance with Canadian generally accepted accounting principles as set out in the Chartered Professional Accountants of Canada Handbook – Accounting Part I, which incorporates International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Board of Directors on March 16, 2022.

Functional and presentation currency

Effective January 1, 2021, the Corporation has adopted the United States dollar ("USD") as its functional and presentation currency. Prior to this date, the functional and presentation currency was the Canadian dollar ("CAD"). The change in the functional currency from the CAD to the USD was made to more closely reflect the primary economic environment in which the Corporation currently operates. As a result of the advancement of the Corporations’s development programs, the Corporation has incurred and anticipates incurring the majority of future operating costs including research and development costs denominated mainly in USD. In addition, these costs will be financed from USD proceeds received from At-the-Market distribution agreements (“ATM”) executed in 2020. The Corporation also anticipates that potential future sales revenues and financings will be primarily denominated in USD. As such, these consolidated financial statements are measured in USD. On January 1, 2021, the change in functional currency resulted in the assets and liabilities as of December 31, 2020 being translated in USD using the exchange rate in effect on that date, and equity transactions were translated at historical rates. The change in functional currency was applied prospectively.

The change in presentation currency was applied retrospectively in accordance with IAS 8 – Accounting Policies, changes in Accounting Estimates and Errors, and therefore, these consolidated financial statements are presented in USD, together with the comparative information as at December 31, 2020, for the year ended

(2)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2021 and 2020
(Expressed in thousands of United States dollars except for share and per share amounts)

2Basis of presentation (continued)

December 31, 2021, and for the consolidated statement of financial position as at January 1, 2020. For comparative purposes, historical consolidated financial statements were recast in USD by translating assets and liabilities at the closing rate in effect at the end of the respective period, revenues, expenses and cash flows at the average rate in effect for the respective period and equity transactions at historical rates. Any exchange difference resulting from the translation was included in accumulated other comprehensive income presented in shareholders’ equity.